SCHEDULE OF WARRANT ISSUED (Details) - Warrants One [member]	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Valuation date		Dec. 22, 2023		Dec. 20, 2022
Grant Date		Dec. 22, 2023		Dec. 20, 2022
Warrants issued | shares	65,000	65,000	250,000	250,000
Underlying asset price | (per share)	$ 2.21			$ 1.525
Risk free rate		4.175%		4.10%
Volatility		80.00%		75.00%
Exercise price presented in United States Dollar	$ 2.50		$ 1.625
Exchange rate at valuation date		1 to USD$0.680		1 to USD$0.669
Exercise price presented in Australian Dollar		$ 3.676		$ 2.429
Time to maturity of underlying warrants (years)		5 years 3 months 25 days		5 years 1 month 13 days
Value per warrant in Australian Dollar		$ 1.569		$ 0.5398
Model used		Black Scholes		Black Scholes
Valuation amount | $		$ 101,991		$ 134,956